<SEQUENCE>1
<FILENAME>vantis 13F 4Q 2002.txt

                            UNITED STATES
	            SECURITIES AND EXCHANGE COMMISSION
	                 WASHINGTON, D.C.  20549

	                      FORM 13F

	                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002
						-----------------

Check here if Amendment [  ]; Amendment Number:
						------------------------
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Vantis Capital Management LLC
		-----------------------------------------------------
Address: 	725 S. Figueroa Street, Suite 900
		-----------------------------------------------------
		Los Angeles, CA  90017
		-----------------------------------------------------


13F File Number:  28-10036
		     --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Erick Penarrieta
	-------------------------------------------------
Title:	Controller
	-------------------------------------------------
Phone:	(213) 817-2209
	-------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Erick Penarrieta    		Los Angeles, CA     	2/10/2003
-----------------------			----------------	-----------
	[Signature]			[City, State]		   [Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	13F File Number		Name

	28-
	   --------------	-----------------------
	[Repeat as necessary.]

	                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0
					------------------

Form 13F Information Table Entry Total:	35
					------------------

Form 13F Information Table Value Total:	295,383
					------------------
						(thousands)


List of Other Included Managers:	NONE


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	No.		13F File Number		Name

			28-
	-----		   --------------	-------------------

	[Repeat as necessary.]





  COLUMN 1        	           COLUMN 2    COLUMN 3  COLUMN 4  COLUMN 5     COLUMN 6
-----------------------------------------------------------------------------------------
	                                          	  VALUE   SHRS OR      INVESTMENT
NAME OF ISSUER          	TITLE OF CLASS   CUSIP   (x$1000) PRN AMT      DISCRETION
-----------------------------------------------------------------------------------------

ANHEUSER BUSCH COS IN                COM     035229103    6,709    138,625      138,625

ANN TAYLOR CORP                      COM     036115103    4,197    205,550      205,550

BALLYS TOTAL FITNESS                 COM     05873K108      519     73,200       73,200

BERKLEY W R CORP COM                 COM     084423102   12,523    316,150      316,150

CITIGROUP INC 			     COM     172967101   15,607    443,514      443,514

CLOROX CO                            COM     189054109    1,031     25,000       25,000

COACH INC			     COM     189754104    9,705    294,810	294,810

COCA COLA CO                         COM     191216100    5,811    132,550      132,550

DELL COMPUTER                        COM     247025109    3,343    125,000      125,000

ECHOSTAR COMM. CORP                  COM     278762109   10,184    457,500      457,500

FLEXTRONICS INTL		     COM     Y2573F102    1,229    150,000	150,000

FOX ENTERTAINMENT-C		     COM     35138T107    6,834    263,550	263,550

GAP INC.			     COM     364760108    6,333    408,025	408,025

GOLDMAN SACHS GROUP		     COM     38141G104    9,145    134,280	134,280

HEWLETT PACKARD CO                   COM     428236103   10,087    581,075      581,075

INTEL CORP			     COM     458140100    1,557    100,000	100,000

INTL BUSINESS MACHS CORP             COM     459200101   19,426    250,650      250,650

INTUIT INC.			     COM     461202103   11,229    239,335	239,335

JOHNSON & JOHNSON		     COM     478160104   12,114    225,535	225,535

LENNAR CORP.			     COM     526057104    7,284    141,165	141,165

MICROSOFT CORP			     COM     594918104   20,238    391,455	391,455

NASDAQ 100 SHARES US-ETFS	    US-ETFS  631100104   21,324    875,000	875,000

NOKIA CORP  ADR SHARES              ADRS     654902204      775     50,000       50,000

OIL SVC HOLDRS TR DEPOSTRY RCP      US-ETFS  678002106    2,521     44,000       44,000

PFIZER INC                           COM     717081103    9,674    316,450      316,450

PROCTOR & GAMBLE		     COM     742718109    9,705    112,925	112,925

REGAL ENTERTAINMENT GROUP - A	     COM     758766109    4,140    193,235	193,235

S&P DEPOSITORY RCPTS US-EFTS	    US-EFTS  78462F103   28,675    325,000	325,000

SEMI CONDUCTOR COM US-EFTS	    US-EFTS  816636203    2,990    135,000	135,000

TARGET CORP			     COM     87612E106    7,914    263,810	263,810

TEXAS INSTRUMENTS INC		     COM     882508104    4,690    312,490	312,490

VIACOM INC - CL B		     COM     925524308    8,175    200,570	200,570

WAL MART STORES INC                  COM     931142103    1,546     30,600       30,600

WASHINGTON MUTUAL INC		     COM     939322103    9,952    288,215	288,215

WELLS FARGO & CO		     COM     949746101    8,197    174,880	174,880



Column Totals						295,383



  COLUMN 1        	                COLUMN 7         	   COLUMN 8
-----------------------------------------------------------------------------------------------
	                                 OTHER        	        VOTING AUTHORITY
NAME OF ISSUER          	  	MANAGERS 	     SOLE    SHARED    NONE
-----------------------------------------------------------------------------------------------


ANHEUSER BUSCH COS IN               			      138,625

ANN TAYLOR CORP                      			      205,550

BALLYS TOTAL FITNESS                			       73,200

BERKLEY W R CORP COM                       		      316,150

CITIGROUP INC 			          		      443,514

CLOROX CO                                   		       25,000

COACH INC			     			      294,810

COCA COLA CO                               		      132,550

DELL COMPUTER                              		      125,000

ECHOSTAR COMM. CORP                        		      457,500

FLEXTRONICS INTL		     			      150,000

FOX ENTERTAINMENT-C		     			      263,550

GAP INC.			     			      408,025

GOLDMAN SACHS GROUP		     			      134,280

HEWLETT PACKARD CO                         		      581,075

INTEL CORP			     			      100,000

INTL BUSINESS MACHS CORP                   		      250,650

INTUIT INC.			     			      239,335

JOHNSON & JOHNSON		     			      225,535

LENNAR CORP.			    			      141,165

MICROSOFT CORP			     			      391,455

NASDAQ 100 SHARES US-ETFS	   			      875,000

NOKIA CORP  ADR SHARES                     		       50,000

OIL SVC HOLDRS TR DEPOSTRY RCP            		       44,000

PFIZER INC                                 		      316,450

PROCTOR & GAMBLE		    			      112,925

REGAL ENTERTAINMENT GROUP - A	     			      193,235

S&P DEPOSITORY RCPTS US-EFTS	    			      325,000

SEMI CONDUCTOR COM US-EFTS	    			      135,000

TARGET CORP			     			      263,810

TEXAS INSTRUMENTS INC		     			      312,490

VIACOM INC - CL B		     			      200,570

WAL MART STORES INC                       		       30,600

WASHINGTON MUTUAL INC		     			      288,215

WELLS FARGO & CO		     			      174,880


